UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  DC  20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
  This amendment (Check only one):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PWMCO, LLC
Address: 311 S. Wacker Dr. - Ste. 2360
         Chicago, IL  60606

Form 13F File Number: 28-10528

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:   Benjamin Wilson
Title:  Treasurer
Phone:  312-341-9727

Signature, Place, and Date of signing:

/s/ Benjamin Wilson      Chicago, IL          01/19/12

Report Type:

[ ] 13F HOLDINGS REPORT.
[X] 13F NOTICE.
[ ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

    Form 13F File Number	Name

    28-10527		Perkins Investment Management, LLC